Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000260041 | British Virgin Islands
Holdings [Line Items]
Percent of Total Investments	4.08%
C000260041 | RIGHTS
Holdings [Line Items]
Percent of Total Investments	1.09%
C000260041 | WARRANT
Holdings [Line Items]
Percent of Total Investments	1.27%
C000260041 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	1.69%
C000260041 | FINANCIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	95.95%
C000260041 | Canada
Holdings [Line Items]
Percent of Total Investments	0.03%
C000260041 | United States
Holdings [Line Items]
Percent of Total Investments	15.04%
C000260041 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	80.85%
C000260042 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.84%
C000260042 | FINANCIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	6.62%
C000260042 | INDUSTRIAL PRODUCTS
Holdings [Line Items]
Percent of Total Investments	1.16%
C000260042 | TELECOMMUNICATIONS
Holdings [Line Items]
Percent of Total Investments	1.22%
C000260042 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Total Investments	1.49%
C000260042 | MATERIALS
Holdings [Line Items]
Percent of Total Investments	2.06%
C000260042 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Total Investments	2.98%
C000260042 | INSURANCE
Holdings [Line Items]
Percent of Total Investments	3.68%
C000260042 | MEDIA
Holdings [Line Items]
Percent of Total Investments	4.22%
C000260042 | RETAIL & WHOLESALE - STAPLES
Holdings [Line Items]
Percent of Total Investments	4.51%
C000260042 | SOFTWARE & TECH SERVICES
Holdings [Line Items]
Percent of Total Investments	4.63%
C000260042 | RETAIL & WHOLESALE - DISCRETIONARY
Holdings [Line Items]
Percent of Total Investments	5.61%
C000260042 | CONSUMER DISCRETIONARY SERVICES
Holdings [Line Items]
Percent of Total Investments	5.80%
C000260042 | BANKING
Holdings [Line Items]
Percent of Total Investments	6.67%
C000260042 | REAL ESTATE
Holdings [Line Items]
Percent of Total Investments	7.49%
C000260042 | INDUSTRIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	8.02%
C000260042 | HEALTH CARE
Holdings [Line Items]
Percent of Total Investments	9.64%
C000260042 | OIL & GAS
Holdings [Line Items]
Percent of Total Investments	10.15%
C000260042 | UTILITIES
Holdings [Line Items]
Percent of Total Investments	13.21%
C000260043 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	2.34%
C000260043 | FINANCIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	7.88%
C000260043 | TELECOMMUNICATIONS
Holdings [Line Items]
Percent of Total Investments	10.18%
C000260043 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Total Investments	26.05%
C000260043 | MATERIALS
Holdings [Line Items]
Percent of Total Investments	5.21%
C000260043 | SOFTWARE & TECH SERVICES
Holdings [Line Items]
Percent of Total Investments	2.71%
C000260043 | RETAIL & WHOLESALE - DISCRETIONARY
Holdings [Line Items]
Percent of Total Investments	1.80%
C000260043 | BANKING
Holdings [Line Items]
Percent of Total Investments	4.57%
C000260043 | INDUSTRIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	0.86%
C000260043 | HEALTH CARE
Holdings [Line Items]
Percent of Total Investments	12.19%
C000260043 | OIL & GAS
Holdings [Line Items]
Percent of Total Investments	13.89%
C000260043 | UTILITIES
Holdings [Line Items]
Percent of Total Investments	12.32%
C000260043 | Canada
Holdings [Line Items]
Percent of Total Investments	4.58%
C000260043 | United States
Holdings [Line Items]
Percent of Total Investments	87.05%
C000260043 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.44%
C000260043 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.93%
C000260044 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	2.10%
C000260044 | FINANCIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	0.56%
C000260044 | INDUSTRIAL PRODUCTS
Holdings [Line Items]
Percent of Total Investments	7.75%
C000260044 | TELECOMMUNICATIONS
Holdings [Line Items]
Percent of Total Investments	6.52%
C000260044 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Total Investments	19.46%
C000260044 | MATERIALS
Holdings [Line Items]
Percent of Total Investments	2.55%
C000260044 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Total Investments	3.53%
C000260044 | INSURANCE
Holdings [Line Items]
Percent of Total Investments	4.36%
C000260044 | MEDIA
Holdings [Line Items]
Percent of Total Investments	2.38%
C000260044 | RETAIL & WHOLESALE - STAPLES
Holdings [Line Items]
Percent of Total Investments	3.66%
C000260044 | SOFTWARE & TECH SERVICES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000260044 | RETAIL & WHOLESALE - DISCRETIONARY
Holdings [Line Items]
Percent of Total Investments	1.74%
C000260044 | CONSUMER DISCRETIONARY SERVICES
Holdings [Line Items]
Percent of Total Investments	3.53%
C000260044 | BANKING
Holdings [Line Items]
Percent of Total Investments	2.12%
C000260044 | REAL ESTATE
Holdings [Line Items]
Percent of Total Investments	4.11%
C000260044 | INDUSTRIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	8.43%
C000260044 | HEALTH CARE
Holdings [Line Items]
Percent of Total Investments	12.40%
C000260044 | OIL & GAS
Holdings [Line Items]
Percent of Total Investments	3.18%
C000260044 | UTILITIES
Holdings [Line Items]
Percent of Total Investments	3.98%
C000260044 | TECH HARDWARE & SEMICONDUCTORS
Holdings [Line Items]
Percent of Total Investments	2.54%
C000260044 | EXCHANGE TRADED FUND
Holdings [Line Items]
Percent of Total Investments	3.60%
C000260044 | United States
Holdings [Line Items]
Percent of Total Investments	99.01%
C000260044 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	0.99%
C000260045 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	1.64%
C000260045 | FINANCIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	3.28%
C000260045 | INDUSTRIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	5.08%
C000260045 | UTILITIES
Holdings [Line Items]
Percent of Total Investments	90.00%
C000260045 | Canada
Holdings [Line Items]
Percent of Total Investments	4.01%
C000260045 | United States
Holdings [Line Items]
Percent of Total Investments	32.75%
C000260045 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	11.55%
C000260045 | Japan
Holdings [Line Items]
Percent of Total Investments	2.06%
C000260045 | Finland
Holdings [Line Items]
Percent of Total Investments	3.58%
C000260045 | Austria
Holdings [Line Items]
Percent of Total Investments	3.82%
C000260045 | Italy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000260045 | Portugal
Holdings [Line Items]
Percent of Total Investments	4.94%
C000260045 | New Zealand
Holdings [Line Items]
Percent of Total Investments	6.35%
C000260045 | Germany
Holdings [Line Items]
Percent of Total Investments	12.92%
C000260045 | Spain
Holdings [Line Items]
Percent of Total Investments	13.52%
C000260046 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.56%
C000260046 | SOFTWARE & TECH SERVICES
Holdings [Line Items]
Percent of Total Investments	64.18%
C000260046 | RETAIL & WHOLESALE - DISCRETIONARY
Holdings [Line Items]
Percent of Total Investments	4.88%
C000260046 | HEALTH CARE
Holdings [Line Items]
Percent of Total Investments	12.74%
C000260046 | TECH HARDWARE & SEMICONDUCTORS
Holdings [Line Items]
Percent of Total Investments	17.64%
C000260046 | Canada
Holdings [Line Items]
Percent of Total Investments	1.09%
C000260046 | United States
Holdings [Line Items]
Percent of Total Investments	86.43%
C000260046 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	2.25%
C000260046 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.87%
C000260046 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.97%
C000260046 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.39%